Note 7 - Warrants - Warrants Outstanding (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Outstanding (in shares)	13,779,438	8,838,122	8,838,122	10,618,771
Issued, Number of shares (in shares)			12,693,395	5,185,001
Exercised, Number of shares (in shares)	(1,150,000)			(674,288)
Expired, Number of shares (in shares)	(263,545)	(4,582,079)	(7,752,079)	(6,291,362)
Outstanding (in shares)	18,036,889	13,643,257	13,779,438	8,838,122
Minimum [Member]
Outstanding, price range (in dollars per share)	$ 0.125	$ 0.125	$ 0.125	$ 0.125
Issued, Price range (in dollars per share)	0.35	0.30	0.30	0.30
Exercised, Price range (in dollars per share)	0.30		0.30	0.50
Expired, Price range (in dollars per share)	0.55	0.25	0.25	0.50
Outstanding, price range (in dollars per share)	0.125	0.125	0.125	0.125
Maximum [Member]
Outstanding, price range (in dollars per share)	1	1	1	1
Issued, Price range (in dollars per share)	0.70	0.75	0.45	0.50
Exercised, Price range (in dollars per share)	0.40		0.50	1
Expired, Price range (in dollars per share)	0.75	0.75	0.75	1
Outstanding, price range (in dollars per share)	$ 1	$ 1	$ 1	$ 1